Derivative Liability (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Liability
Beginning Balance - December 31, 2024	$ 1,055,233	$ 0
Addition of new derivatives recognized as debt discounts	1,027,000	645,457
Addition of new derivatives recognized as loss on derivatives		409,776
Ending Balance - December 31, 2024	2,887,000	$ 1,055,233
Loss on change in fair value of the derivative	$ 804,767